Financial Risk Management (Tables)	12 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of Financial Assets
The group's financial assets and liabilities are classified as set out below:

Figures in million (SA rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2019

Financial assets

Restricted cash	136	—	—	—	—	—
Restricted investments	2 045	—	—	—	1 256	—
Other non-current assets	3	59	—	—	271	—
Non-current derivative financial instruments	—	—	24	173	—	—
- Rand gold hedging contracts	—	—	23	—	—	—
- US$ commodity contracts	—	—	1	—	—	—
- Foreign exchange hedging contracts	—	—	—	173	—	—
Current derivative financial instruments	—	—	26	283	—	—
- Rand gold hedging contracts	—	—	22	—	—	—
- US$ commodity contracts	—	—	4	—	—	—
- Foreign exchange hedging contracts	—	—	—	283	—	—
Trade and other receivables	627	—	—	—	—	—
Cash and cash equivalents	993	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	172	—	—	—
- Rand gold hedging contracts	—	—	158	—	—	—
- US$ commodity contracts	—	—	14	—	—	—
Current derivative financial instruments	—	—	205	65	—	—
- Rand gold hedging contracts	—	—	164	61	—	—
- US$ commodity contracts	—	—	41	2	—	—
- Foreign exchange hedging contracts	—	—	—	2	—	—
Borrowings	—	—	—	—	—	5 915
Other non-current liabilities	—	—	—	—	—	2
Trade and other payables	—	—	—	—	—	930

4	FINANCIAL RISK MANAGEMENT continued

Figures in million (SA rand)	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	Hedging instruments	Fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2018

Financial assets

Restricted cash	115	—	—	—	—	—
Restricted investments	23	—	2 335	—	913	—
Other non-current assets	253	8	—	—	—	—
Non-current derivative financial instruments	—	—	—	70	14	—
Current derivative financial instruments	—	—	—	412	127	—
Trade and other receivables	626	—	—	—	—	—
Cash and cash equivalents	706	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	—	—	10	—
Current derivative financial instruments	—	—	—	—	205	—
Borrowings	—	—	—	—	—	5 614
Other non-current liabilities	—	—	—	—	—	1
Trade and other payables	—	—	—	—	—	769

	SA rand
Figures in million	2019	2018

Investments held by environmental trust funds	3 273	3 238
Investments held by social trust funds	28	33

Total restricted investments	3 301	3 271
The environmental trust funds consist of:

	SA rand
Figures in million	2019	2018

Fixed deposits	2 015	2 335
Cash and cash equivalents	30	23
Equity-linked deposits	1 228	880

Total environmental trust funds	3 273	3 238

Disclosure of Financial Liabilities
The group's financial assets and liabilities are classified as set out below:

Figures in million (SA rand)	Debt instruments at amortised cost	Equity instruments designated at fair value through OCI	Derivatives designated as cash flow hedges	Derivatives at fair value through profit or loss	Debt instruments at fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2019

Financial assets

Restricted cash	136	—	—	—	—	—
Restricted investments	2 045	—	—	—	1 256	—
Other non-current assets	3	59	—	—	271	—
Non-current derivative financial instruments	—	—	24	173	—	—
- Rand gold hedging contracts	—	—	23	—	—	—
- US$ commodity contracts	—	—	1	—	—	—
- Foreign exchange hedging contracts	—	—	—	173	—	—
Current derivative financial instruments	—	—	26	283	—	—
- Rand gold hedging contracts	—	—	22	—	—	—
- US$ commodity contracts	—	—	4	—	—	—
- Foreign exchange hedging contracts	—	—	—	283	—	—
Trade and other receivables	627	—	—	—	—	—
Cash and cash equivalents	993	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	172	—	—	—
- Rand gold hedging contracts	—	—	158	—	—	—
- US$ commodity contracts	—	—	14	—	—	—
Current derivative financial instruments	—	—	205	65	—	—
- Rand gold hedging contracts	—	—	164	61	—	—
- US$ commodity contracts	—	—	41	2	—	—
- Foreign exchange hedging contracts	—	—	—	2	—	—
Borrowings	—	—	—	—	—	5 915
Other non-current liabilities	—	—	—	—	—	2
Trade and other payables	—	—	—	—	—	930

4	FINANCIAL RISK MANAGEMENT continued

Figures in million (SA rand)	Loans and receivables	Available-for-sale financial assets	Held-to-maturity investments	Hedging instruments	Fair value through profit or loss	Financial liabilities at amortised cost

At 30 June 2018

Financial assets

Restricted cash	115	—	—	—	—	—
Restricted investments	23	—	2 335	—	913	—
Other non-current assets	253	8	—	—	—	—
Non-current derivative financial instruments	—	—	—	70	14	—
Current derivative financial instruments	—	—	—	412	127	—
Trade and other receivables	626	—	—	—	—	—
Cash and cash equivalents	706	—	—	—	—	—

Financial liabilities

Non-current derivative financial instruments	—	—	—	—	10	—
Current derivative financial instruments	—	—	—	—	205	—
Borrowings	—	—	—	—	—	5 614
Other non-current liabilities	—	—	—	—	—	1
Trade and other payables	—	—	—	—	—	769

Schedule of Sensitivity Analysis for Types of Market Risk
The group has reviewed its foreign currency exposure on financial assets and financial liabilities and has identified the following sensitivities for a 10% change in the exchange rate that would affect profit or loss. Management considers a range between 10% and 20% to be a reasonable change given the volatility in the market. The analysis has been performed on the same basis for 2018.

4	FINANCIAL RISK MANAGEMENT continued

MARKET RISK continued

Foreign exchange risk continued

	SA rand
Figures in million	2019	2018

Sensitivity analysis - borrowings

Rand against US$

Balance at 30 June	4 143	5 114
Strengthen by 10%	414	511
Weaken by 10%	(414)	(511)

Closing rate	14.13	13.81

US$ against Kina

Balance at 30 June	283	—
Strengthen by 10%	26	—
Weaken by 10%	(31)	—

Closing rate	0.30	0.30

Sensitivity analysis - financial instruments

Rand against US$

Balance at 30 June	454	(136)
Strengthen by 10%	567	666
Weaken by 10%	(1 511)	(625)

Closing rate	14.13	13.81

US$ against Kina

Balance at 30 June	211	30
Strengthen by 10%	19	3
Weaken by 10%	(23)	(3)

Closing rate	0.30	0.30
The group has reviewed its exposure to commodity linked instruments and has identified the following sensitivities for a 10% change in the commodity price specified per contract that would affect other comprehensive income and profit or loss. Management considers a range between 10% and 20% to be a reasonable change given the recent volatility in the market. The analysis has been performed on the same basis for 2018.

	SA rand
Figures in million	2019	2018

Sensitivity analysis

Rand gold derivatives

Profit or loss
Increase by 10%	(76)	—
Decrease by 10%	79	—

Other comprehensive income
Increase by 10%	(1 162)	(522)
Decrease by 10%	1 174	515

US$ gold derivatives

Profit or loss
Increase by 10%	(20)	(166)
Decrease by 10%	20	167

Other comprehensive income
Increase by 10%	(110)	—
Decrease by 10%	113	—

US$ silver derivatives

Profit or loss
Increase by 10%	—	(14)
Decrease by 10%	4	15

A change of 100 basis points in interest rates at the reporting date would have increased/(decreased) profit or loss before tax by the amounts shown below. This analysis assumes that all other variables remain constant. The analysis has been performed on the same basis for 2018.

	SA rand
Figures in million	2019	2018

Sensitivity analysis - borrowings (finance costs)

Increase by 100 basis points	(59)	(56)
Decrease by 100 basis points	59	56

Sensitivity analysis - financial assets (interest received)

Increase by 100 basis points	44	32
Decrease by 100 basis points	(44)	(32)

Schedule of Credit Risk
Financial institutions' credit rating by exposure (Source: Fitch Ratings and Global Credit Ratings)

	SA rand
Figures in million	2019	2018

Cash and cash equivalents

AA	671	623
AA-	322	83

	993	706

Restricted cash

AA	109	94
AA-	27	21

	136	115

Restricted investments (environmental trusts)

AA+	—	1 498
AA	3 273	1 740

	3 273	3 238

Derivative financial assets

AA+	—	130
AA	393	354
AA-	69	139
A+	44	—

	506	623

Disclosure of Contractual Maturities of Non-derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA rand
Figures in million	Current	More than 1 year

2019

Other non-current liabilities	—	2
Trade and other payables (excluding non-financial liabilities)	930	—
Derivative financial liabilities	280	194
Borrowings
Due between 0 to six months	242	—
Due between six to 12 months	241	—
Due between one to two years	—	4 578
Due between two to four years	—	1 624

	1 693	6 398

4	FINANCIAL RISK MANAGEMENT continued

LIQUIDITY RISK continued

	SA rand
Figures in million	Current	More than 1 year

2018

Other non-current liabilities	—	1
Trade and other payables (excluding non-financial liabilities)	769	—
Derivative financial liabilities	124	95
Borrowings
Due between 0 to six months	702	—
Due between six to 12 months	—	—
Due between one to two years	—	584
Due between two to four years	—	5 002

	1 595	5 682

Disclosure of Contractual Maturities of Derivative Financial Liabilities
The following are the undiscounted contractual maturities of financial liabilities (including principal and interest payments assuming the closing R/US$ exchange rate and interest rate at year end):

	SA rand
Figures in million	Current	More than 1 year

2019

Other non-current liabilities	—	2
Trade and other payables (excluding non-financial liabilities)	930	—
Derivative financial liabilities	280	194
Borrowings
Due between 0 to six months	242	—
Due between six to 12 months	241	—
Due between one to two years	—	4 578
Due between two to four years	—	1 624

	1 693	6 398

4	FINANCIAL RISK MANAGEMENT continued

LIQUIDITY RISK continued

	SA rand
Figures in million	Current	More than 1 year

2018

Other non-current liabilities	—	1
Trade and other payables (excluding non-financial liabilities)	769	—
Derivative financial liabilities	124	95
Borrowings
Due between 0 to six months	702	—
Due between six to 12 months	—	—
Due between one to two years	—	584
Due between two to four years	—	5 002

	1 595	5 682

Disclosure of Net Debt	Net debt is as follows:

	SA rand
Figures in million	2019	2018

Cash and cash equivalents	993	706
Borrowings	(5 915)	(5 614)

Net debt	(4 922)	(4 908)

Schedule of Financial Assets Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA rand
Figures in million	At 30 June 2019		At 30 June 2018

	Level 2	Level 3	Level 2	Level 3

Fair value through other comprehensive income
Other non-current assets (a)	—	59	—	8
Fair value through profit or loss
Restricted investments (b)	1 256	—	913	—
Derivative financial assets (c)	507	—	623	—
Derivative financial liabilities (c)	(422)	—	(215)	—
Other non-current assets (d)	—	271	—	—

(a)
The increase in level 3 fair value measurement relates to the equity investment in Rand Mutual Assurance previously carried at cost. Refer to note 2. The fair value of the investment was estimated with reference to an independent valuation. The valuation was performed using a discounted cash flow model. In valuating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied.

(b)
The majority of the balance is directly derived from the Top 40 index on the JSE, and is discounted at market interest rate. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The balance of the environmental trust funds are carried at amortised cost and therefore not disclosed here.

(c)	The mark-to market remeasurement of the derivative contracts was determined as follows:

•	Forex hedging contracts comprise of zero cost collars and FECs:
The zero cost collars were valued using a Black-Scholes valuation technique derived from spot rand/US$ exchange rate inputs, implied volatilities on the rand/US$ exchange rate, rand/US$ inter-bank interest rates and discounted at market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward rand/US$ exchange rate and discounted at market interest rate (zero-coupon interest rate curve).

•
Rand gold hedging contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at market interest rate.

•	US$ gold hedging contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at market interest rate.

•
Silver hedging contracts (zero cost collars): a Black-Scholes valuation technique, derived from spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at market interest rate.

(d)
The increase in level 3 fair value measurement relates to the ARM BBEE loan that was previously carried at amortised cost. Refer to note 17. The fair value was calculated using a discounted cash flow model taking into account projected interest payments and the projected share price for African Rainbow Minerals Limited (ARM) on the expected repayment date.

Schedule of Financial Liabilities Measured at Fair Value
The following table sets out the group’s assets and liabilities measured at fair value by level within the fair value hierarchy:

	SA rand
Figures in million	At 30 June 2019		At 30 June 2018

	Level 2	Level 3	Level 2	Level 3

Fair value through other comprehensive income
Other non-current assets (a)	—	59	—	8
Fair value through profit or loss
Restricted investments (b)	1 256	—	913	—
Derivative financial assets (c)	507	—	623	—
Derivative financial liabilities (c)	(422)	—	(215)	—
Other non-current assets (d)	—	271	—	—

(a)
The increase in level 3 fair value measurement relates to the equity investment in Rand Mutual Assurance previously carried at cost. Refer to note 2. The fair value of the investment was estimated with reference to an independent valuation. The valuation was performed using a discounted cash flow model. In valuating the group's share of the business, common practice marketability and minority discounts as well as additional specific risk discounts were applied.

(b)
The majority of the balance is directly derived from the Top 40 index on the JSE, and is discounted at market interest rate. This relates to equity-linked deposits in the group's environmental rehabilitation trust funds. The balance of the environmental trust funds are carried at amortised cost and therefore not disclosed here.

(c)	The mark-to market remeasurement of the derivative contracts was determined as follows:

•	Forex hedging contracts comprise of zero cost collars and FECs:
The zero cost collars were valued using a Black-Scholes valuation technique derived from spot rand/US$ exchange rate inputs, implied volatilities on the rand/US$ exchange rate, rand/US$ inter-bank interest rates and discounted at market interest rate (zero-coupon interest rate curve). The value of the FECs is derived from the forward rand/US$ exchange rate and discounted at market interest rate (zero-coupon interest rate curve).

•
Rand gold hedging contracts (forward sale contracts): spot Rand/US$ exchange rate, Rand and dollar interest rates (forward points), spot US$ gold price, differential between the US interest rate and gold lease interest rate which is discounted at market interest rate.

•	US$ gold hedging contracts (forward sale contracts): spot US$ gold price, differential between the US interest rate and gold lease interest rate and discounted at market interest rate.

•
Silver hedging contracts (zero cost collars): a Black-Scholes valuation technique, derived from spot US$ silver price, strike price, implied volatilities, time to maturity and interest rates and discounted at market interest rate.

(d)
The increase in level 3 fair value measurement relates to the ARM BBEE loan that was previously carried at amortised cost. Refer to note 17. The fair value was calculated using a discounted cash flow model taking into account projected interest payments and the projected share price for African Rainbow Minerals Limited (ARM) on the expected repayment date.